Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Cash flows from operating activities:
Income before income taxes	$ 74,960	$ 1,492,380	$ 4,599,656	$ 3,985,582
Adjustments for:
Depreciation and amortization	21,867	435,344	415,252	351,745
Major maintenance provision	19,717	392,531	292,324	248,636
Decrease in allowance for doubtful accounts	921	18,342	(241)	(5,960)
Gain on sales of property and equipment	(270)	(5,380)	(1,162)	(205)
Present value of major maintenance provision	3,780	75,262	23,157	(23,392)
Interest income	(5,620)	(111,889)	(171,236)	(170,699)
Interest expense	17,341	345,237	352,851	325,557
Unrealized exchange rate fluctuation	(3,629)	(72,253)	44,007	53,013
Profit (loss) after adjustments	129,067	2,569,574	5,554,608	4,764,277
(Increase) decrease trade accounts receivable, net	(4,733)	(94,229)	(60,949)	(59,849)
(Increase) decrease recoverable tax	(12,386)	(246,597)	(183,103)	19,210
(Increase) decrease of repayment for contractors, other accounts receivable and prepaid expenses	(833)	(16,576)	(25,156)	4,740
Increase (decrease) trade accounts payable	371	7,384	(26,880)	61,653
(Decrease) increase payable taxes and other accrued expenses	2,435	48,472	41,367	(27,596)
Income taxes paid	(37,565)	(747,867)	(1,324,834)	(995,258)
Increase (decrease) related parties, net	(3,644)	(72,554)	(42,276)	97,093
Major maintenance provision	(5,209)	(103,704)	(305,133)	(139,320)
Increase guarantee deposits and labor obligations	(2,031)	(40,425)	88,880	(15,604)
Net cash flows from operating activities	65,472	1,303,478	3,716,524	3,709,346
Cash flows from investment activities:
Acquisition of property improvements	(7,936)	(157,992)	(57,103)	(211,230)
Other non-current assets	(3)	(65)	(753)	(4,230)
Proceeds from sale of property and equipment	270	5,380	1,162	205
Acquisition of improvements in concessioned assets	(64,476)	(1,283,642)	(1,086,426)	(1,071,828)
Other investments held to maturity			19,657	29,681
Interest received	5,620	111,889	171,236	169,029
Net cash flows used by investing activities	(66,525)	(1,324,430)	(952,227)	(1,088,373)
Cash flow from financing activities:
Loans obtained from related parties	2,104	41,895	14,700	46,550
Payment of long-term debt	(2,139)	(42,592)	(40,790)	(49,563)
Interest paid	(16,117)	(320,866)	(327,309)	(323,070)
Dividends paid			(1,598,681)	(1,605,736)
Financial leases payments	(2,879)	(57,325)	(50,180)	(8,644)
Repurchase of shares	(7,534)	(150,000)	(244,201)
Net cash used by financing activities	(26,565)	(528,888)	(2,246,461)	(1,940,463)
Net increase (decrease) in cash and cash equivalents	(27,618)	(549,840)	517,836	680,510
Effects of exchange rate changes on the foreign currency cash balance	3,957	78,771	(46,865)	(54,615)
Cash and cash equivalents at the beginning of the year cash balance	172,280	3,429,873	2,958,902	2,333,007
Cash and cash equivalents at the end of the year	148,619	2,958,804	3,429,873	2,958,902
Non cash investing activities which are not reflected in the consolidated statements of cash flows:
Acquisition of property, leasehold improvements and equipment, including finance leases	12	250	593	5,301
Acquisition of other assets			265	610
Acquisition of improvements in concessioned assets	$ 1,474	$ 29,342	$ 29,068	$ 22,094